Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000138166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.33%	10.00%	7.75%
C000138167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000138166
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%	11.18%	8.34%
Without Sales Load [Member] | C000138167
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	11.46%	8.61%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%	16.84%	12.97%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%	16.84%	12.97%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.75%	12.50%	8.94%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.75%	12.50%	8.94%